Fair Value Measurements (details) - Fair Value Hierarchy (Recurring basis [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 65,618	$ 64,952
Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,939	3,066
Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	62,379	61,597
Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	300	289
Fixed maturities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	64,583	63,956
Fixed maturities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,098	2,299
Fixed maturities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	62,221	61,402
Fixed maturities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	264	255
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,094	2,315
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,077	2,298
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	17	17
Obligations of states, municipalities and political subdivisions [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	35,025	35,562
Transfers from Level 1 to Level 2	1
Obligations of states, municipalities and political subdivisions [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis		1
Obligations of states, municipalities and political subdivisions [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	35,012	35,538
Obligations of states, municipalities and political subdivisions [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	13	23
Debt securities issued by foreign governments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,582	2,577
Debt securities issued by foreign governments [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,582	2,577
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,326	2,424
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,275	2,415
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	51	9
All other corporate bonds [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	22,415	20,940
All other corporate bonds [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	21
All other corporate bonds [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	22,203	20,726
All other corporate bonds [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	191	214
Redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	141	138
Transfers from Level 1 to Level 2		31
Redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	132	129
Redeemable preferred stock [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	9	9
Equity securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	980	943
Equity securities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	822	748
Equity securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	158	195
Equity securities, common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	699	610
Equity securities, common stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	699	610
Equity securities, non-redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	281	333
Transfers from Level 1 to Level 2	4	54
Transfers from Level 2 to Level 1	10
Equity securities, non-redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	123	138
Equity securities, non-redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	158	195
Other investments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	55	53
Other investments [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	19	19
Other investments [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	36	34
Investments in various publicly-traded securities, including mutual funds and other small holdings disclosed in Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	19	19
Investments in various publicly-traded securities, including mutual funds and other small holdings disclosed in Level 1 [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	19	19
Investment in non-public common and preferred equity securities where the fair value estimate is determined either internally or by an external fund manager and therefore disclosed in Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	36	34
Investment in non-public common and preferred equity securities where the fair value estimate is determined either internally or by an external fund manager and therefore disclosed in Level 3 [Member] | Level 3 [Member]

Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 36	$ 34